Income Taxes - Net Deferred Tax Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets
Allowance for loan losses	$ 937	$ 841
Deferred compensation liability	2,488	2,419
Net operating loss carryforward	1,000
Other real estate owned	819	435
Acquisition fair value adjustments	130
Unrealized loss on securities available-for-sale	262	4,978
Other	6
Total	5,642	8,673
Deferred tax liabilities
Premises and equipment	1,603	1,856
Core deposit intangible	184
Other	171	183
Total	1,958	2,039
Net deferred tax asset	$ 3,684	$ 6,634